CASH AND CASH EQUIVALENTS (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Cash and cash equivalents
Other	$ 225	$ 415
Total cash and cash equivalents	927,694	2,529,010	1,135,987	827,313
Ruble
Cash and cash equivalents
Current accounts	413,139	577,603
Deposit accounts	93,271	1,059,105
U.S. Dollar
Cash and cash equivalents
Current accounts	215,375	217,586
Deposit accounts	28,002	12,000
Euro
Cash and cash equivalents
Current accounts	17,142	602,825
Deposit accounts	11,288	4,161
Hryvna
Cash and cash equivalents
Current accounts	9,535	1,260
Deposit accounts	35,753	2,768
Uzbek som
Cash and cash equivalents
Current accounts	91,236	26,922
Deposit accounts		662
Turkmenian manat
Cash and cash equivalents
Current accounts	10,568	21,020
Armenian dram
Cash and cash equivalents
Current accounts	$ 2,160	$ 2,683